Cover	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2025
Entity File Number	001-33911
Entity Registrant Name	EMEREN GROUP LTD
Entity Central Index Key	0001417892
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	149 Water Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	+1 925
Local Phone Number	425-7335
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing 10 ordinary shares, no par value per share
Trading Symbol	SOL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false